                          MARTIN CURRIE BUSINESS TRUST

                          GLOBAL EMERGING MARKETS FUND




                                  ANNUAL REPORT

                                 APRIL 30, 1999

                                             MCBT GLOBAL EMERGING MARKETS FUND

------------------------------------------------------------------------------
                                                     PROFILE AT APRIL 30, 1999

OBJECTIVE                     Long-term capital appreciation through active
                              management of a diversified portfolio of
                              equities in countries with emerging markets and
                              developing economies.

LAUNCH DATE                   February 14, 1997

FUND SIZE                     $131.6m

PERFORMANCE                   Total return from May 1, 1998 through April 30, 1999

                              -   MCBT - Global Emerging Markets Fund (excluding all transaction fees)       -10.3%
                              -   MCBT - Global Emerging Markets Fund (including all transaction fees)       -12.0%
                              -   Morgan Stanley Capital International - Emerging Markets Free Index         -10.2%

                              Annualized total return from February 14, 1997 through April 30, 1999

                              -   MCBT - Global Emerging Markets Fund (excluding all transaction fees)        -8.3%
                              -   MCBT - Global Emerging Markets Fund (including all transaction fees)        -9.2%

                              The graph below represents the annualized total return of the portfolio including all transaction fees through September 30, 1998, versus the Morgan
                              Stanley Capital International Emerging Markets
                              Free Index from March 1, 1997 through April 30,
                              1999.

                              -   MCBT - Global Emerging Markets Fund (excluding all transaction fees)        -8.3%
                              -   MCBT - Global Emerging Markets Fund (including all transaction fees)        -9.2%
                              -   Morgan Stanley Capital International - Emerging Markets Free Index         -12.5%


                                    [CHART]

MCBT Emerging Markets Fund             4/30/99       $8,114
MSCI Emerging Markets Free Index       4/30/99       $7,487


(a) Performance for the benchmark is not available from February 14, 1997 (commencement of investment operations). For that reason, performance is shown from March 1, 1997.

Performance shown is net of all fees after reimbursement from the Manager. Returns and net asset values of fund investments will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. The total returns would have been lower had certain expenses not been waived during the period shown. Each performance figure including all transaction fees assumes purchase at the beginning and redemption at the end of the stated period and is calculated using an offering price which prior to October 1, 1998, reflects a transaction fee of 100 basis points on purchase and 100 basis points on redemption. Transaction fees are paid to the Fund to cover trading costs. Transaction fees were eliminated effective October 1, 1998. Past performance is not indicative of future performance.

                                             MCBT GLOBAL EMERGING MARKETS FUND

------------------------------------------------------------------------------
                                                     PROFILE AT APRIL 30, 1999


PORTFOLIO         Selectivity remains our watchword. Although individual
COMMENTS          markets do continue to give us cause for concern, the
                  overall case for the asset class has improved during the year.

                  Our single largest regional opportunity is ASIA. The steps taken by governments in South Korea and, to a lesser extent, Thailand to deregulate and open up to foreign influence are very positive. Predictably, the willingness of the corporate sector to adapt has been varied. What is evident is that there is a premium attached to those that focus on shareholder value. Efficient management and governance are bringing the doubtful into the fold gradually.

                  LATIN AMERICA has been an area of occasional opportunity. After the Brazilian devaluation, the beginning of 1999 saw a sharp rally, in similar fashion to the response of Asia in early 1998. As investors wait to see the first signs of economic improvement and test the commitment of government to deliver reforms, the rally has faltered as it did in Asia.

                  During the year we have tended to use EMEA to fund positions we prefer. Against the backdrop of falling emerging markets globally, the area was very stable. Economic strains have appeared in CENTRAL EUROPE and the convergence argument for markets like Greece was becoming very discounted. Recently we neutralised our position in South Africa and, after the Israeli elections, have begun to reinvest in the MIDDLE EAST.

                  OUTLOOK

                  Emerging markets have improved markedly over the last six months. A growing global economy, firmer commodity prices worldwide, currency stability in most of the developing world and the evident valuation appeal of many markets are supportive of the sector. It is apparent that fund flows have recovered and that investors' appetite for additional risk has improved. What was a problem for emerging markets as an asset class is now restricted to individual markets. We have returned to countries like Indonesia and Thailand, and consider each market on its merits. These are determined mainly by the willingness of local governments and companies to restructure and offer shareholder value.

INVESTMENT        All funds are managed on a team basis with a named director
MANAGER PROFILE   heading each team.


                  James Fairweather, Chief Investment Officer, oversees the management of the MCBT Global Emerging Markets Fund.

                  James Fairweather spent three years with Montague Loebl Stanley & Co as an institutional sales and economics assistant. He moved into Eurobond sales for 18 months with Kleinwort Benson before joining Martin Currie in 1984. He has worked in our Far East, North American and continental European investment teams. Appointed director in 1987, James became head of our continental European team in 1992. Chairman of the international strategy group, he was appointed Deputy Chief Investment Officer in 1994 with overall responsibility for our investments in emerging markets. James was promoted to Chief Investment Officer in 1997.

                                             MCBT GLOBAL EMERGING MARKETS FUND

------------------------------------------------------------------------------
                                                     PROFILE AT APRIL 30, 1999

ASSET ALLOCATION
(% of net assets)

                                  [PIE CHART]

Latin America          33%
Pacific Basin          32%
Europe                 11%
Africa                  9%
Middle East             6%
ST Investment           5%
Other Areas             4%

LARGEST HOLDINGS
BY REGION/COUNTRY                                                                                 % OF NET ASSETS
                   LATIN AMERICA

                   Telefonos de Mexico, ADR                            (Mexico)                          2.9
                   YPF Sociedad Anonima, ADR                           (Argentina)                       1.8
                   Petrobras Petroleo Brasileiro, SA, preferred        (Brazil)                          1.7

                   PACIFIC BASIN

                   Bangkok Bank, Foreign                               (Thailand)                        3.0
                   Pohang Iron & Steel Company                         (South Korea)                     2.8
                   PT Bank Pan Indonesia TBK                           (Indonesia)                       2.6

                   EUROPE

                   Alpha Credit Bank                                   (Greece)                          1.6

                   AFRICA

                   Sasol Limited                                       (South Africa)                    1.7
                   Billiton, PLC                                       (South Africa)                    1.7

                   MIDDLE EAST

                   Orbotech Limited                                    (Israel)                          1.3

                   OTHER AREAS

                   Indian Opportunities Fund                           (Investment Companies)            3.3

                                             MCBT GLOBAL EMERGING MARKETS FUND

------------------------------------------------------------------------------
                                                       SCHEDULE OF INVESTMENTS
                                                                APRIL 30, 1999

                                                                                         SHARES               VALUE
                                                                                         ------               -----
COMMON AND PREFERRED STOCKS, RIGHTS, WARRANTS,
     AND CONVERTIBLE NOTES - 95.3%
AFRICA - 9.2%
   KENYA - 0.0%
       KENYA COMMERCIAL BANK                                                                     1      $          1
                                                                                                        ------------
         TOTAL KENYA - (COST $1)                                                                                   1
                                                                                                        ------------
   MAURITIUS - 0.6%
       MAURITIUS COMMERCIAL BANK                                                           202,001           769,950
                                                                                                        ------------
         TOTAL MAURITIUS - (COST $899,452)                                                                   769,950
                                                                                                        ------------
   SOUTH AFRICA - 8.6%
       ANGLO AMERICAN CORPORATION                                                           40,000         2,064,092
       BILLITON, PLC                                                                       650,000         2,200,493
       NEDCOR LIMITED                                                                       96,500         2,109,203
       SANLAM LIMITED *                                                                  1,400,000         1,373,542
       SASOL LIMITED                                                                       325,000         2,296,631
       SOUTH AFRICAN BREWERIES PLC *                                                       160,000         1,341,002
                                                                                                        ------------
         TOTAL SOUTH AFRICA - (COST $9,727,544)                                                           11,384,963
                                                                                                        ------------
TOTAL AFRICA - (COST  $10,626,997)                                                                        12,154,914
                                                                                                        ------------
EUROPE - 10.9%
   CROATIA - 1.4%
       PLIVA D.D., GDR                                                                     112,500         1,779,750
                                                                                                        ------------
         TOTAL CROATIA - (COST $1,694,654)                                                                 1,779,750
                                                                                                        ------------
   CZECH REPUBLIC - 1.1%
       CESKE RADIOKOMUNIKACE *                                                              38,200         1,403,850
                                                                                                        ------------
         TOTAL CZECH REPUBLIC - (COST $733,927)                                                            1,403,850
                                                                                                        ------------
   GREECE - 3.8%
       ALPHA CREDIT BANK                                                                    29,300         2,091,499
       HELLENIC TELECOMMUNICATION ORGANIZATION SA (OTE)                                     85,000         1,971,934
       NATIONAL BANK OF GREECE SA                                                           13,840           943,249
       NATIONAL BANK OF GREECE SA, RIGHTS 5/28/1999 *                                       21,340            60,239
                                                                                                        ------------
         TOTAL GREECE - (COST $3,592,906)                                                                  5,066,921
                                                                                                        ------------
   HUNGARY - 1.1%
       MAGYAR OLAJ-ES GAZIPARI RT., GDR                                                     29,500           663,160
       MATAV RT., ADR                                                                       28,000           787,500
                                                                                                        ------------
         TOTAL HUNGARY - (COST $1,290,043)                                                                 1,450,660
                                                                                                        ------------
   LUXEMBOURG - 1.6%
       MINORCO SA                                                                           50,500         1,268,102
       QUILMES INDUSTRIAL SA, PREFERRED, ADR                                                71,000           776,562
                                                                                                        ------------
         TOTAL LUXEMBOURG - (COST $1,561,655)                                                              2,044,664
                                                                                                        ------------

See notes to financial statements.

                                             MCBT GLOBAL EMERGING MARKETS FUND

------------------------------------------------------------------------------
                                                       SCHEDULE OF INVESTMENTS
                                                                APRIL 30, 1999

                                                                                         SHARES               VALUE
                                                                                         ------               -----
EUROPE - CONTINUED
   POLAND - 0.8%
       TELEKOMUNIKACJA POLSKA SA *                                                         175,000      $  1,085,000
                                                                                                        ------------
         TOTAL POLAND - (COST $782,700)                                                                    1,085,000
                                                                                                        ------------
   RUSSIA - 1.1%
       BRUNSWICK RUSSIAN GROWTH FUND *                                                       2,279           185,581
       LUKOIL HOLDING, ADR                                                                  33,000         1,246,266
                                                                                                        ------------
         TOTAL RUSSIA - (COST $2,027,891)                                                                  1,431,847
                                                                                                        ------------
TOTAL EUROPE - (COST  $11,683,776)                                                                        14,262,692
                                                                                                        ------------
LATIN AMERICA - 33.0%
   ARGENTINA - 4.5%
       BANCO DE GALICIA Y BUENOS AIRES SA DE CV, ADR                                        21,500           495,844
       BANCO FRANCES SA, ADR                                                                34,000           875,500
       PEREZ COMPANC, ADR                                                                   58,500           738,563
       SIDERAR SAIC                                                                        290,000           893,566
       TELECOM ARGENTINA SA, ADR                                                            16,500           569,250
       YPF SOCIEDAD ANONIMA, ADR                                                            55,500         2,331,000
                                                                                                        ------------
         TOTAL ARGENTINA - (COST $4,795,311)                                                               5,903,723
                                                                                                        ------------
   BRAZIL - 12.5%
       ARACRUZ CELULOSE SA                                                                  23,000           460,000
       CENTRAIS ELETRICA DE SANTA CATARINA SA, PREFERRED, CL B                           1,619,329           750,682
       COMPANHIA BRASILEIRA DE DISTRIBUICAO, GDR                                            43,000           749,813
       COMPANHIA ENERGETICA DE MINAS GERAIS, PREFERRED, ADR                                 26,678           653,611
       COMPANHIA PARANAENSE DE ENERGIA-COPEL                                               109,000           892,438
       COMPANIA VALE DO RIO DOCE, ADR                                                       69,500         1,329,187
       ELECTROBRAS, ADR                                                                     80,000           760,000
       EMBRATEL PARTICIPACOES SA *                                                          66,540         1,081,275
       PETROBRAS PETROLEO BRASILEIRO, SA, PREFERRED                                     13,915,015         2,237,628
       TELE CENTRO SUL PARTICIPACOES SA                                                     26,608         1,413,550
       TELE NORTE LESTE PARTICIPACOES SA                                                    82,040         1,389,552
       TELE SUDESTE CELULAR PARTICIPACOES SA, ADR                                           18,000           514,125
       TELEBRAS, ADR                                                                        28,040             2,191
       TELERJ CELULAR S.A. PREFERRED, CL B                                              47,840,255         1,079,502
       TELESP CELULAR PARTICIPACOES SA                                                      18,416           460,400
       TELESP PARTICIPACOES SA                                                              63,040         1,576,000
       USINAS SIDERURGICAS DE MINAS GERAIS SA, ADR                                         350,000         1,093,750
                                                                                                        ------------
         TOTAL BRAZIL - (COST $15,218,772)                                                                16,443,704
                                                                                                        ------------
   CHILE - 1.4%
       COMPANIA DE TELEFONOS DE CHILE, ADR                                                  41,283         1,091,419
       SOCIEDAD QUIMICA Y MINERA, ADR                                                       13,400           494,125
       VINA CONCHA Y TORO                                                                    9,500           308,156
                                                                                                        ------------
         TOTAL CHILE - (COST $1,790,412)                                                                   1,893,700
                                                                                                        ------------

See notes to financial statements.

                                             MCBT GLOBAL EMERGING MARKETS FUND

------------------------------------------------------------------------------
                                                       SCHEDULE OF INVESTMENTS
                                                                APRIL 30, 1999

                                                                                         SHARES               VALUE
                                                                                         ------               -----
LATIN AMERICA - CONTINUED
   MEXICO - 12.7%
       ALFA, SA DE CV, CL A, SERIES A                                                      115,000      $    457,386
       CEMEX SA DE CV                                                                      277,000         1,286,071
       CIFRA SA DE CV, SERIES V                                                            750,653         1,421,691
       CONTROLADORA COMERCIAL MEXICANA SA DE CV                                            340,000           350,303
       CORPORACION GEO, SERIES B *                                                         165,000           694,643
       DESC SA DE CV, ADR                                                                   30,500           754,875
       FOMENTO ECONOMICO MEXICANO SA DE CV                                                  31,000         1,127,625
       GRUPO CARSO                                                                         166,000           800,357
       GRUPO FINANCIERO BANAMEX, CL B *                                                    420,000         1,070,455
       GRUPO MODELO SA DE CV, CL C                                                         255,000           671,997
       GRUPO SANBORNS, SA, SERIES B *                                                      128,126           253,756
       GRUPO TELEVISA, ADR *                                                                37,300         1,529,300
       KIMBERLY-CLARK DE MEXICO                                                            270,000         1,051,948
       ORGANIZACION SORIANA SA DE CV                                                       310,000         1,395,671
       TELEFONOS DE MEXICO, ADR                                                             50,500         3,825,375
                                                                                                        ------------
         TOTAL MEXICO - (COST $13,103,268)                                                                16,691,453
                                                                                                        ------------
   PANAMA - 0.5%
       BANCO LATINOAMERICANO DE EXPORTACIONES, SA                                           21,000           669,375
                                                                                                        ------------
         TOTAL PANAMA - (COST $495,855)                                                                      669,375
                                                                                                        ------------
   PERU - 1.4%
       CEMENTOS LIMA SA                                                                     18,000           277,594
       COMPANIA DE MINAS BUENAVENTURA SA, ADR, SERIES B                                     40,000           645,000
       TELEFONICA DEL PERU, ADR, CI B                                                       62,000           933,875
                                                                                                        ------------
         TOTAL PERU - (COST $1,722,347)                                                                    1,856,469
                                                                                                        ------------
TOTAL LATIN AMERICA - (COST  $37,125,965)                                                                 43,458,424
                                                                                                        ------------
MIDDLE EAST - 5.9%
   EGYPT - 2.6%
       EFG HERMES HOLDING SAE, GDR *                                                       110,180         1,164,602
       EGYPTIAN COMPANY FOR MOBILE SERVICES *                                               90,271         1,205,187
       TORAH PORTLAND CEMENT                                                                51,650         1,027,599
                                                                                                        ------------
         TOTAL EGYPT - (COST $3,234,143)                                                                   3,397,388
                                                                                                        ------------
   ISRAEL - 2.1%
       BANK LEUMI LE-ISRAEL, WARRANTS 12/31/1999 *                                         630,000           153,983
       DISCOUNT INVESTMENT CORPORATION                                                      26,800           970,002
       ORBOTECH LIMITED *                                                                   35,000         1,680,000
                                                                                                        ------------
         TOTAL ISRAEL - (COST $2,107,031)                                                                  2,803,985
                                                                                                        ------------

See notes to financial statements.

                                             MCBT GLOBAL EMERGING MARKETS FUND

------------------------------------------------------------------------------
                                                       SCHEDULE OF INVESTMENTS
                                                                APRIL 30, 1999

                                                                                         SHARES               VALUE
                                                                                         ------               -----
MIDDLE EAST - CONTINUED
   TURKEY - 1.2%
       DOGAN YAYIN HOLDING *                                                           169,500,000      $  1,254,402
       KOC HOLDING AS                                                                    1,922,000           348,242
                                                                                                        ------------
         TOTAL TURKEY - (COST $2,584,202)                                                                  1,602,644
                                                                                                        ------------
TOTAL MIDDLE EAST - (COST  $7,925,376)                                                                     7,804,017
                                                                                                        ------------
OTHER AREAS - 4.1%
   INVESTMENT COMPANIES - 4.1%
       INDIAN OPPORTUNITIES FUND (a)*                                                      455,000         4,345,250
       NEAR EAST OPPORTUNITIES FUND (b)*                                                    70,000         1,089,900
                                                                                                        ------------
         TOTAL INVESTMENT COMPANIES - (COST $5,098,375)                                                    5,435,150
                                                                                                        ------------
TOTAL OTHER AREAS - (COST  $5,098,375)                                                                     5,435,150
                                                                                                        ------------
PACIFIC BASIN - 32.2%
   INDONESIA - 6.1%
       PT BANK PAN INDONESIA TBK                                                        28,580,000         3,451,904
       PT HANJAYA MANDALA SAMPOERNA, TBK *                                                 126,000           174,816
       PT INDAH KIAT PULP & PAPER CORPORATION *                                          6,340,000         2,650,666
       PT INDOSAT                                                                          891,500         1,722,812
                                                                                                        ------------
         TOTAL INDONESIA - (COST $4,900,904)                                                               8,000,198
                                                                                                        ------------
   PHILIPPINES - 2.4%
       AYALA LAND INCORPORATED                                                           4,300,000         1,583,169
       PHILIPPINE LONG DISTANCE TELEPHONE COMPANY                                           31,000         1,002,761
       PHILIPPINE NATIONAL BANK *                                                          215,610           595,373
                                                                                                        ------------
         TOTAL PHILIPPINES - (COST $2,596,004)                                                             3,181,303
                                                                                                        ------------
   SOUTH KOREA - 10.4%
       HOUSING & COMMERCIAL BANK KOREA                                                      83,725         1,972,486
       HYUNDAI MOTOR COMPANY LIMITED                                                        75,000         1,252,629
       HYUNDAI MOTOR COMPANY LIMITED, RIGHTS 5/18/1999 *                                    50,530           282,730
       KOOKMIN BANK                                                                        115,800         1,578,427
       KOREA ELECTRIC POWER CORPORATION                                                     89,560         2,577,158
       POHANG IRON & STEEL COMPANY                                                          50,130         3,648,502
       SAMSUNG ELECTRONICS CORPORATION                                                      30,883         2,375,016
                                                                                                        ------------
         TOTAL SOUTH KOREA - (COST $8,713,589)                                                            13,686,948
                                                                                                        ------------
   TAIWAN - 5.6%
       ASUSTEK COMPUTER INCORPORATED                                                       135,000         1,411,926
       FAR EASTERN DEPARTMENT STORES LIMITED                                             1,490,000         1,011,560
       TAIWAN SEMICONDUCTOR MANUFACTURING                                                  360,550         1,218,372
       UNITED WORLD CHINESE COMMERCIAL BANK *                                            1,381,000         1,727,306
       YUANTA SECURITIES CORPORATION *                                                   1,220,000         2,033,333
                                                                                                        ------------
         TOTAL TAIWAN - (COST $6,371,203)                                                                  7,402,497
                                                                                                        ------------

See notes to financial statements.

                                             MCBT GLOBAL EMERGING MARKETS FUND

------------------------------------------------------------------------------
                                                       SCHEDULE OF INVESTMENTS
                                                                APRIL 30, 1999

                                                                                         SHARES               VALUE
                                                                                         ------               -----
PACIFIC BASIN - CONTINUED
   THAILAND - 6.9%
       BANGKOK BANK, FOREIGN *                                                           1,340,000      $   4,012,409
       ELECTRICITY GENERATING PUBLIC COMPANY                                               184,814            411,307
       SIAM CEMENT PUBLIC COMPANY LIMITED                                                   97,000          2,867,872
       SIAM COMMERCIAL BANK PUBLIC COMPANY LIMITED, PREFERRED                            2,500,000          1,770,974
       SIAM COMMERCIAL BANK PUBLIC COMPANY LIMITED, WARRANTS 5/31/2002 *                 2,500,000                  -
                                                                                                         ------------
         TOTAL THAILAND - (COST $6,756,823)                                                                 9,062,562
                                                                                                         ------------
   INVESTMENT COMPANIES - 0.8%
       THE CHINA HEARTLAND FUND (b)*                                                       184,944          1,013,493
                                                                                                         ------------
         TOTAL INVESTMENT COMPANIES - (COST $1,000,000)                                                     1,013,493
                                                                                                         ------------
TOTAL PACIFIC BASIN - (COST  $30,338,523)                                                                  42,347,001
                                                                                                         ------------
TOTAL COMMON AND PREFERRED STOCKS, RIGHTS, WARRANTS,
     AND CONVERTIBLE NOTES - (COST  $102,799,012) +                                                       125,462,198
                                                                                                         ------------
                                                                                        PRINCIPAL
                                                                                          AMOUNT
                                                                                        ---------
SHORT TERM INVESTMENT - 4.5%
       STATE STREET BANK AND TRUST REPURCHASE AGREEMENT
         4.250%, 5/3/1999 (c)                                                         $  5,880,000          5,880,000
                                                                                                         ------------
TOTAL SHORT TERM INVESTMENT - (COST  $5,880,000)                                                            5,880,000
                                                                                                         ------------
TOTAL INVESTMENTS - (COST  $108,679,012) - 99.8%                                                          131,342,198
CASH, RECEIVABLES AND OTHER ASSETS, LESS LIABILITIES - 0.2%                                                   286,362
                                                                                                         ------------
NET ASSETS - 100.0%                                                                                     $ 131,628,560
                                                                                                         ------------
                                                                                                         ------------

*    Non-income producing security.

(a) The Indian Opportunities Fund is managed by Martin Currie Bermuda Ltd., an affiliate of Martin Currie Inc. Martin Currie Inc. does not receive advisory fees on the portion of net assets represented by affiliated investment companies.

(b) Martin Currie Investment Management Ltd., which is affiliated to Martin Currie Inc., provides investment management services to the Near East Opportunities and China Heartland Funds. Martin Currie Inc. does not receive advisory fees on the portion of net assets represented by affiliated investment companies.

(c)  The repurchase agreement, dated 4/30/1999, $5,880,000 par, due
     5/3/1999, is collateralized by United States Treasury Notes, 6.750%, due 8/15/2026, with a market value of $6,001,212.

+ Percentages of long term investments are presented in the portfolio by country. Percentages of long term investments by industry are as follows: Automobiles 1.2%, Banks 17.7%, Brewery 2.1%, Broadcasting 2.2%, Cement 4.2%, Chemicals 0.4%, Computers 1.1%, Diversified 3.5%, Drugs & Health Care 1.4%, Electric Utilities 4.0%, Electronics 3.1%, Financial Services 3.2%, Food & Beverages 0.6%, Insurance 1.0%, Investment Companies 5.0%, Liquor 0.2%, Manufacturing 0.5%, Mining 5.7%, Miscellaneous 0.6%, Oil & Gas 7.2%, Paper 3.2%, Real Estate 1.2%, Retail Trade 3.4%, Semi-Conductor Manufacturing Equipment 0.9%, Steel 4.3%, Telecommunications 16.5%, Telecommunications Services 0.8%, Tobacco 0.1%.

ADR  American Depositary Receipts.
GDR  Global Depositary Receipts.

See notes to financial statements.

                                             MCBT GLOBAL EMERGING MARKETS FUND

------------------------------------------------------------------------------
                                           STATEMENT OF ASSETS AND LIABILITIES

                                                                                                          APRIL 30, 1999
ASSETS

    Investments in securities, at value (cost $102,799,012) (Note B)                                    $     125,462,198

    Investments in repurchase agreements, at value (Note B)                                                     5,880,000
                                                                                                        -----------------
       Total Investments                                                                                      131,342,198

    Cash                                                                                                              248

    Foreign currency, at value (cost $2,812,330) (Note B)                                                       2,806,608

    Receivable for investments sold                                                                               374,367

    Receivable for currency sold                                                                                1,128,828

    Dividend and interest receivable                                                                              428,348

    Foreign tax reclaims receivable                                                                                   231

    Prepaid insurance                                                                                                   2

    Deferred organization expense (Note B)                                                                          7,087
                                                                                                        -----------------
       TOTAL ASSETS                                                                                           136,087,917
                                                                                                        -----------------
LIABILITIES

    Payable to custodian bank for foreign currency settlements                                                    313,354

    Payable for investments purchased                                                                           2,397,135

    Payable for currency purchased                                                                              1,134,748

    Management fee payable (Note C)                                                                               192,103

    Administration fee payable (Note C)                                                                             6,976

    Trustees fees payable (Note C)                                                                                  2,288

    Accrued expenses and other liabilities                                                                        412,753
                                                                                                        -----------------
       TOTAL LIABILITIES                                                                                        4,459,357
                                                                                                        -----------------
TOTAL NET ASSETS                                                                                        $     131,628,560
                                                                                                        -----------------
                                                                                                        -----------------

COMPOSITION OF NET ASSETS:

    Paid-in-capital                                                                                     $     133,954,832

    Undistributed net investment loss                                                                            (719,369)

    Accumulated net realized loss on investment and foreign currency transactions                             (23,835,889)

    Net unrealized appreciation on investment and foreign currency transactions                                22,228,986
                                                                                                        -----------------

TOTAL NET ASSETS                                                                                        $     131,628,560
                                                                                                        -----------------
                                                                                                        -----------------

NET ASSET VALUE PER SHARE                                                                               $            8.01
($131,628,560 / 16,433,125 shares of beneficial interest outstanding)                                   -----------------
                                                                                                        -----------------

See notes to financial statements.

                                             MCBT GLOBAL EMERGING MARKETS FUND

------------------------------------------------------------------------------
                                                       STATEMENT OF OPERATIONS
                                             FOR THE YEAR ENDED APRIL 30, 1999

INVESTMENT INCOME

    Interest income                                                                      $     304,920

    Dividend income                                                                          2,000,873

    Foreign taxes withheld                                                                    (188,523)
                                                                                         -------------

       TOTAL INVESTMENT INCOME                                                               2,117,270
                                                                                         -------------
EXPENSES

    Management fee (Note C)                                                                    691,612

    Custodian fee                                                                              203,000

    Administration fee (Note C)                                                                 80,774

    Audit fee                                                                                   24,999

    Legal fees                                                                                   9,121

    Transfer agent fee                                                                           6,398

    Trustees fees (Note C)                                                                       4,940

    Amortization of deferred organization expenses (Note B)                                      2,548

    Miscellaneous expenses                                                                      16,566
                                                                                         -------------

       TOTAL EXPENSES                                                                        1,039,958
                                                                                         -------------

NET INVESTMENT INCOME                                                                        1,077,312
                                                                                         -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY

    Net realized loss on investments (net of foreign taxes paid of ($35,631))              (17,714,151)

    Net realized loss on foreign currency transactions                                        (518,499)

    Net unrealized appreciation (depreciation) on:

       Investments (net of foreign taxes of ($367,115))                                     18,462,789

       Foreign currency transactions                                                          (425,985)

NET LOSS ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS                                     (195,846)
                                                                                         -------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                                               $     881,466
                                                                                         -------------
                                                                                         -------------

See notes to financial statements.

                                             MCBT GLOBAL EMERGING MARKETS FUND

------------------------------------------------------------------------------
                                            STATEMENT OF CHANGES IN NET ASSETS

                                                                                        Year               Year
                                                                                        Ended              Ended
                                                                                   April 30, 1999     April 30, 1998
                                                                                  ---------------    ---------------
NET ASSETS at beginning of year                                                   $    99,831,879    $    50,095,856
                                                                                  ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:

    Net investment income                                                               1,077,312            658,555

    Net realized loss on investment transactions                                      (17,714,151)        (5,347,587)

    Net realized loss on foreign currency transactions                                   (518,499)          (118,131)

    Net unrealized appreciation (depreciation) on:

       Investments                                                                     18,462,789          4,382,743

       Foreign currency transactions                                                     (425,985)            (4,958)
                                                                                  ---------------    ---------------

    Net increase (decrease) in net assets from operations                                 881,466           (429,378)
                                                                                  ---------------    ---------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:

    Net investment income                                                                (199,259)          (934,330)

    In excess of net investment income                                                   (539,254)          (574,501)

    Net realized gains                                                                          0           (626,872)
                                                                                  ---------------    ---------------

    Total distributions                                                                  (738,513)        (2,135,703)
                                                                                  ---------------    ---------------

CAPITAL SHARE TRANSACTIONS:

    Net proceeds from sales of shares                                                  30,915,215         49,870,325

    Reinvestment of dividends and distributions to shareholders                           738,513          2,135,703

    Cost of shares repurchased                                                                  0           (210,772)

    Paid in capital from subscription and redemption fees                                       0            505,848
                                                                                  ---------------    ---------------

    Total increase in net assets from capital share transactions                       31,653,728         52,301,104
                                                                                  ---------------    ---------------

NET INCREASE IN NET ASSETS                                                             31,796,681         49,736,023
                                                                                  ---------------    ---------------

NET ASSETS at end of year (includes undistributed net investment                  $   131,628,560    $    99,831,879
    losses of ($719,369) and ($878,053), respectively)                            ---------------    ---------------
                                                                                  ---------------    ---------------


OTHER INFORMATION:

CAPITAL SHARE TRANSACTIONS:

    Shares sold                                                                         5,212,543          5,876,028

    Shares issued in reinvestment of distributions to shareholders                        117,598            250,375

    Less shares repurchased                                                                     0            (23,419)
                                                                                  ---------------    ---------------

    Net share transactions                                                              5,330,141          6,102,984
                                                                                  ---------------    ---------------
                                                                                  ---------------    ---------------

See notes to financial statements.

                                              MCBT GLOBAL EMERGING MARKETS FUND

-------------------------------------------------------------------------------
                                                           FINANCIAL HIGHLIGHTS
                                         FOR A SHARE OUTSTANDING FOR THE PERIOD

                                                                   Year                 Year        February 14, 1997*
                                                                   Ended               Ended              through
                                                              April 30, 1999       April 30, 1998     April 30, 1997
                                                              --------------       --------------     --------------
PER SHARE OPERATING PERFORMANCE

Net asset value, beginning of period                          $         8.990       $      10.020      $     10.000
                                                              ---------------       -------------      ------------

Net investment income                                                   0.081               0.004             0.055

Net realized and unrealized loss on investment

     and foreign currency transactions                                 (1.016)             (0.883)           (0.035)
                                                              ---------------       -------------      ------------

Total from investment operations                                       (0.935)             (0.879)            0.020
                                                              ---------------       -------------      ------------

Less distributions:

     Net investment income                                             (0.012)             (0.086)            0.000

     In excess of net investment income                                (0.033)             (0.053)            0.000

     Net realized gains                                                 0.000              (0.058)            0.000
                                                              ---------------       -------------      ------------

Total distributions                                                    (0.045)             (0.197)            0.000
                                                              ---------------       -------------      ------------

Paid in capital from subscription and

     redemption fees                                                    0.000               0.046             0.000
                                                              ---------------       -------------      ------------

Net asset value, end of period                                $         8.010       $       8.990      $     10.020
                                                              ---------------       -------------      ------------
                                                              ---------------       -------------      ------------



TOTAL INVESTMENT RETURN (1) (2)                                        (10.26)%             (8.21)%            0.20%
                                                              ---------------       -------------      ------------
                                                              ---------------       -------------      ------------


RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period                                     $   131,628,560      $   99,831,879     $  50,095,856

Operating expenses, net, to average net assets (Note C)                  1.12%               1.14%             1.33%(3)

Operating expenses, gross, to average net assets (Note C)                1.12%               1.14%             1.33%(3)

Net investment income to average net assets                              1.16%               0.98%             2.83%(3)

Portfolio turnover rate                                                   140%                 89%                0%

------------------------------------------------------------------------------------------------------------------------

*   Commencement of investment operations.

(1) Total return at net asset value assuming all distributions reinvested and no purchase premiums or redemption fees.

(2) Periods less than one year are not annualized.

(3)  Annualized.


See notes to financial statements.

                                              MCBT GLOBAL EMERGING MARKETS FUND

-------------------------------------------------------------------------------
                                                  NOTES TO FINANCIAL STATEMENTS


NOTE A - ORGANIZATION
Martin Currie Business Trust ("MCBT") (the "Trust") is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust on May 20, 1994. The Trust offers five funds which have differing investment objectives and policies: Opportunistic EAFE Fund, Global Emerging Markets Fund, Japan Small Companies Fund, Asia Pacific ex Japan Fund (formerly "Emerging Asia Fund") and EMEA Fund, (the "Funds"). The MCBT Global Emerging Markets Fund (the "Fund") commenced investment operations on February 14, 1997. The Fund's Declaration of Trust permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest, without par value.

NOTE B - SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

VALUATION OF INVESTMENTS - The Fund's portfolio securities traded on a securities exchange are valued at the last quoted sale price, or, if no sale occurs, at the mean of the most recent quoted bid and asked prices. Unlisted securities for which market quotations are readily available are valued at the mean of the most recent quoted bid and asked prices. Prices for securities which are primarily traded in foreign markets are furnished by quotation services expressed in the local currency's value and are translated into U.S. dollars at the current rate of exchange. Short-term securities and debt securities with a remaining maturity of 60 days or less are valued at their amortized cost. Options and futures contracts are valued at the last sale price on the market where such options or futures contract is principally traded. Options traded over-the-counter are valued based upon prices provided by market makers in such securities or dealers in such currencies. Securities for which current market quotations are unavailable or for which quotations are not deemed by the investment adviser to be representative of market values are valued at fair value as determined in good faith by the Trustees of the Fund, or by persons acting pursuant to procedures established by the Trustees.

REPURCHASE AGREEMENTS - In connection with transactions in repurchase agreements, the Fund's custodian takes possession of the underlying collateral securities, the value or market price of which is at least equal to the principal amount, including interest, of the repurchase transaction. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings that could delay or increase the cost of such realization or retention.

INVESTMENT TRANSACTIONS - Investment security transactions are recorded on the date of purchase or sale. Realized gains and losses from security transactions are determined on the basis of identified cost.

INVESTMENT INCOME - Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

FOREIGN CURRENCY TRANSLATIONS - The records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at a current rate of exchange of such currency to determine the value of investments, other assets and liabilities on the date of any determination of net asset value of the Fund. Purchases and sales of securities and income and expenses are converted at the prevailing rate of exchange on the respective dates of such transactions.

The Fund may realize currency gains or losses between the trade and settlement dates on security transactions. To minimize such currency gains or losses, the Fund may enter into forward foreign currency contracts.

The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund on each day and the resulting net unrealized appreciation, depreciation and related net receivable or payable amounts are determined by using forward currency exchange rates supplied by a quotation service.

                                             MCBT GLOBAL EMERGING MARKETS FUND

------------------------------------------------------------------------------
                                     NOTES TO FINANCIAL STATEMENTS (Continued)

FOREIGN CURRENCY TRANSLATIONS (CONTINUED) - Reported net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on security transactions, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are not segregated in the Statement of Operations from the effects of changes in market prices of those securities, and are included with the net realized and unrealized gain or loss on investment securities.

FORWARD FOREIGN CURRENCY CONTRACTS - A forward foreign currency contract ("Forward") is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of the Forward fluctuates with changes in currency exchange rates. The Forward is marked-to-market daily and the change in the market value is recorded by the Fund as an unrealized gain or loss. When the Forward is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The Fund may enter into Forwards in connection with planned purchases and sales of securities, to hedge specific receivables or payables against changes in future exchange rates or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency. There were no open forward foreign currency contracts at April 30, 1999.

Although forward currency contracts limit the risk of loss due to a decline in the value of hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Funds could be exposed to additional risks if the counterparties to the contracts are unable to meet the terms of their contracts.

EXPENSES - Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to a particular Fund are either split evenly among the affected Funds, allocated on the basis of relative average net assets, or otherwise allocated among the Funds as the Board of Trustees may direct or approve. Certain costs incurred in connection with the organization of the Trust and each Fund have been deferred and are being amortized on a straight line basis over a five year period starting on each Fund's commencement of operations.

DISTRIBUTIONS TO SHAREHOLDERS - The Fund declares and distributes dividends from net investment income, if any, and distributes its net realized capital gains, if any, at least annually. All distributions will be reinvested in shares of the Fund at the net asset value unless the shareholder elects in the subscription agreement either to receive cash in respect of all distributions or to receive cash with respect to distributions of income and to reinvest in shares of the Fund with respect to distributions of realized capital gains. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for passive foreign investment companies (PFIC's), foreign currency transactions, losses deferred due to wash sales, post October 31 losses and excise tax regulations. Permanent book and tax differences relating to shareholder distributions will result in reclassifications to paid-in-capital. Distributions are recorded on the ex-dividend date.

PURCHASES AND REDEMPTIONS OF FUND SHARES - Effective through September 30, 1998, there was a purchase premium for cash investments into the Fund of 1.00% of the amount invested and a redemption fee on cash redemptions of 1.00% of the amount redeemed. All purchase premiums and redemption fees were paid to and retained by the Fund and recorded as paid-in-capital. These fees were intended to offset brokerage and transaction costs arising in connection with the purchase and redemption. The purchase and redemption fees could be waived by the Manager, however, if these brokerage and transaction costs were minimal or in other circumstances at the Manager's discretion. Effective October 1, 1998, the Fund eliminated all such fees. For the period ended September 30, 1998, there were no collections of purchase premiums or redemption fees.

INCOME TAXES - Each Fund of the Trust is treated as a separate entity for U.S. federal income tax purposes. Each Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, the Funds will not be subject to federal income taxes to the extent that they distribute substantially all of their taxable income, including realized capital gains, if any, for the fiscal year. In addition, by distributing substantially all of their net investment income, realized capital gains and certain other amounts, if any, during the calendar year, the Funds will not be subject to a federal excise tax.

                                             MCBT GLOBAL EMERGING MARKETS FUND

------------------------------------------------------------------------------
                                     NOTES TO FINANCIAL STATEMENTS (Continued)


INCOME TAXES (CONTINUED) - The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and unrealized appreciation as such income and/or gains are earned. As of April 30, 1999, the Fund has a realized capital loss carryforward, for Federal income tax purposes, of $22,528,903 (expires April 30, 2007), available to be used to offset future realized capital gains. As of April 30, 1999, the Fund has elected for Federal income tax purposes to defer a $468,859 current year post October 31 capital loss as though the loss was incurred on the first day of the next fiscal year.

ESTIMATES - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and income and expenses at the date of the financial statements. Actual results could differ from these estimates.

NOTE C - AGREEMENTS AND FEES
The Fund has entered into a Management Contract with Martin Currie Inc. (the "Investment Manager"), a wholly owned subsidiary of Martin Currie Ltd. Under the Management Contract, the Fund pays the Investment Manager a quarterly management fee at the annual rate of 0.80% of the Fund's average net assets.

State Street Bank and Trust Company (the "Administrator") serves as administrator of the Fund. The Administrator performs certain administrative services for the Fund. The Fund pays the Administrator a fee at the rate of 0.08% of the Fund's average net assets up to $125 million, 0.06% of the next $125 million, and 0.04% of those assets in excess of $250 million, subject to certain minimum requirements, plus certain out of pocket costs. State Street Bank and Trust Company also receives fees and compensation of expenses for certain custodian and transfer agent services.

Trustees of the Trust who are not interested persons receive aggregate annual fees of $20,000 ($10,000 per Trustee).

NOTE D - INVESTMENT TRANSACTIONS
Purchases and proceeds from sales and maturities of investments, excluding short-term securities for the year ended April 30, 1999 were $154,459,964 and $120,051,609, respectively.

The identified cost of investments in securities and repurchase agreements owned for federal income tax purposes and their respective gross unrealized appreciation and depreciation at April 30, 1999, were as follows:

               IDENTIFIED                    GROSS UNREALIZED                  NET UNREALIZED
                  COST                 APPRECIATION    (DEPRECIATION)           APEPRECIATION
             ---------------           ------------    --------------          ---------------
             $   110,511,880          $  23,965,360   $    (3,135,042)         $    20,830,318

NOTE E - PRINCIPAL SHAREHOLDERS
As of April 30, 1999, there was one shareholder who owned greater than 10% of the Fund's outstanding shares, representing 99% of the Fund.

NOTE F - CONCENTRATION OF RISK
The Fund will invest extensively in foreign securities (i.e., those which are not listed on a United States securities exchange) in emerging markets. Investing in foreign securities involves risks not typically found in investing in U.S. markets. These include risks of adverse change in foreign economic, political, regulatory and other conditions, and changes in currency exchange rates, exchange control regulations (including currency blockage), expropriation of assets or nationalization, imposition of withholding taxes on dividend or interest payments and capital gains, and possible difficulty in obtaining and enforcing judgments against foreign entities. Furthermore, issuers of foreign securities are subject to different, and often less comprehensive, accounting, reporting and disclosure requirements than domestic issuers. The securities of some foreign companies and foreign securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets.

                                             MCBT GLOBAL EMERGING MARKETS FUND

------------------------------------------------------------------------------
                                     NOTES TO FINANCIAL STATEMENTS (Continued)

CONCENTRATION OF RISK (CONTINUED) - The risks of investing in foreign securities may be heightened in the case of investments in emerging markets or countries with limited or developing capital markets. Security prices in emerging markets can be significantly more volatile than in the more developed nations of the world, reflecting the greater uncertainties of investing in less established markets and economies. In particular, countries with emerging markets may have relatively unstable governments, present the risk of nationalization, restrictions on foreign ownership, imposition of withholding taxes on dividend or interest payments and capital gains, or prohibitions on repatriation of assets, and may have less protection for property rights than more developed countries. Political change or instability may adversely affect the economies and securities markets of such countries. The economies of individual countries may differ favorably or unfavorably and significantly from the U. S. economy in such respects as growth of gross domestic product or gross national product, diversification, rate of inflation, currency depreciation, capital reinvestment, resource self-sufficiency, dependence on foreign assistance, vulnerability to change in trade conditions, structural unemployment and balance of payments position.

-------------------------------------------------------------------------------

ADDITIONAL FEDERAL TAX INFORMATION - (UNAUDITED)

The Fund intends to make an election under Internal Revenue Code 853 to pass through foreign taxes paid by the Fund to its shareholders. During the year ended April 30, 1999, the total amount of foreign taxes that will be passed through to the shareholders and the foreign source income for information reporting purposes will be $224,154 (which is comprised of $188,523 out of the $188,523 total taxes withheld and $35,631 of Thailand capital gain taxes paid) and $1,045,537, respectively.

                        REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees and Shareholders of the
Martin Currie Business Trust - Global Emerging Markets Fund

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Global Emerging Markets Fund (the "Fund") at April 30, 1999, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and the financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
Boston, Massachusetts

June 24, 1999

                          MARTIN CURRIE BUSINESS TRUST

                               --------------------



                              TRUSTEES AND OFFICERS

                   C. James P. Dawnay, TRUSTEE AND PRESIDENT *

                            Simon D. Eccles, TRUSTEE

                         Patrick R. Wilmerding, TRUSTEE

                 Colin Winchester, VICE PRESIDENT AND TREASURER

                         J. Grant Wilson, VICE PRESIDENT

                          Julian M.C. Livingston, CLERK

                              * INTERESTED TRUSTEE

                               --------------------



                               INVESTMENT MANAGER

                               Martin Currie, Inc.

                                  Saltire Court

                                20 Castle Terrace

                                Edinburgh EH1 2ES

                                    Scotland
                               011-44-131-229-5252

                                Regulated by IMRO

                   Registered Investment Adviser with the SEC

                               --------------------



-------------------------------------------------------------------------------
The information contained in this report is intended for general informational purposes only. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Private Placement Memorandum which contains important information concerning the Fund and its current offering of shares.
-------------------------------------------------------------------------------